DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.

                       INTERNATIONAL EQUITY FUND

             Class A Shares, Class B Shares, Class C Shares

                   SUPPLEMENT DATED DECEMBER 10, 1998
                  TO PROSPECTUS DATED FEBRUARY 4, 1998

    The following revises information under Summary of Expenses for Class A, Class B and Class C of International
 Equity Fund:

 Annual Operating Expenses
 (as a percentage of average
  daily net assets)           Class A  Class B     Class C
                              Shares   Shares      Shares
 ___________________________________________________________

 Management Fees(1)          0.75%      0.75%     0.75%

 12b-1 Plan Expenses         0.30%      1.00%     1.00%
 (including service fees)(2)

 Other Operating Expenses(1) 0.64%      0.64%     0.64%
                             ----       ----      ----

 Total Operating Expenses(1) 1.69%      2.39%     2.39%
                             ====       ====      ====

 (1) Delaware International had elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses (after voluntary waivers and payments) of the Fund did not exceed 1.55% on an annualized basis (exclusive of 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) through November 30, 1998. This voluntary waiver and payment of expenses has not been extended for the Fund. The expense information in the Prospectus previously appearing in the Summary of Expenses table for the Fund has been restated to reflect the current fees and expenses.

 (2) Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD").

    The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period, and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable.

 Assuming Redemption

 International
 Equity Fund  1 year    3 years   5 years   10 years
 Class A      $74(1)    $108      $144      $246
 Class B      $74       $105      $148      $255(2)
 Class C      $34       $75       $128      $273

 Assuming No Redemption
 Class A      $74       $108      $144      $246
 Class B      $24       $75       $128      $255(2)
 Class C      $24       $75       $128      $273

 (1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC or other CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus.

 (2) At the end of approximately eight years after purchase, Class B Shares of the Fund will be automatically converted into Class A Shares of the Fund. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. The ten year expense numbers for Class B Shares reflect the expenses of Class B Shares for years one through eight and the expenses of Class A Shares for years nine and ten. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature in the Prospectus.



              DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.

                            INTERNATIONAL EQUITY FUND

                               INSTITUTIONAL CLASS

                          SUPPLEMENT DATED DECEMBER 10, 1998
                         TO PROSPECTUS DATED FEBRUARY 4, 1998

    The following revises information under Summary of Expenses for the International Equity Fund Institutional Class:

 Annual Operating Expenses
 (as a percentage of average
  daily net assets)
 ___________________________________

 Management Fees(1)          0.75%

 12b-1 Plan Expenses         None

 Other Operating Expenses(1) 0.64%
                             ----
  Total Operating Expenses(1) 1.39%
                              ====

 (1) Delaware International had elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses (after voluntary waivers and payments) of International Equity Fund Institutional Class did not exceed 1.55% on an annualized basis (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) through November 30, 1998. This voluntary waiver and payment of expenses has not been extended for the Fund. The expense information in the Prospectus previously appearing in the Summary of Expenses table for the Fund has been restated to reflect the current fees and expenses.
    The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. International Equity Fund Institutional Class charges no redemption fees.

 International Equity Fund
 Institutional Class         1 year    3 years   5 years   10 years
                             $14       $44       $76       $167




                              GLOBAL BOND FUND
                             GLOBAL EQUITY FUND
                          (formerly Global Assets Fund)
                             EMERGING MARKETS FUND

                  Class A Shares, Class B Shares, Class C Shares

                         SUPPLEMENT DATED DECEMBER 10, 1998
             TO PROSPECTUS DATED FEBRUARY 4, 1998, AS SUPPLEMENTED

    The following replaces information under Summary of Expenses for the Global Bond Fund:

 Annual Operating Expenses
 (as a percentage of average       Global Bond Fund
  daily net assets)           Class A  Class B    Class C
                               Shares   Shares     Shares
 __________________________________________________________

 Management Fees(1)          0.46%      0.46%     0.46%
 (after voluntary waivers)

 12b-1 Plan Expenses         0.30%      1.00%     1.00%
 (including service fees)(2)

 Other Operating Expenses(1) 0.54%      0.54%     0.54%
                             ----       ----      ----
 Total Operating Expenses(1) 1.30%      2.00%     2.00%
 (after voluntary waivers)   ====       ====      ====

 (1) Beginning December 1, 1998, Delaware International has elected to voluntarily waive that portion, if any, of the annual management fees payable by Global Bond Fund and to pay the Fund's expenses to the extent necessary to ensure that the Fund's total operating expenses (exclusive of 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annualized basis, 1.00% of average daily net assets through May 31, 1999. From the commencement of operations through November 30, 1998, Delaware International's voluntary commitments of waiver and payment were different from those currently in effect for the Fund. The expense information in the Prospectus previously appearing in the Summary of Expenses table for the Fund has been restated to reflect the current fees and expenses. If the voluntary expense waivers and payments by Delaware International were not in effect, the Total Operating Expenses, as a percentage of average daily net assets, would be 1.59% for Class A Shares, 2.29% for Class B Shares and 2.29% for Class C Shares, which would include Management Fees of 0.75%.


    Delaware International's voluntary waivers and payments of expenses to limit total operating expenses of Global Equity Fund (formerly Global Assets Fund) to 1.55% of average daily net assets and to limit total operating expenses of Emerging Markets Fund to 1.70% of average daily net assets (in each case exclusive of 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) have been extended through May 31, 1999.

 (2) Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD").

    The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period, and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. The following example assumes the voluntary waiver of the management fee and/or payment of expenses by the Delaware International.

 Assuming Redemption

 Global Bond Fund       1 year    3 years   5 years   10 years
 Class A Shares         $60(1)    $87       $115      $197
 Class B Shares         $60       $93       $128      $215(2)
 Class C Shares         $30       $63       $108      $233

 Assuming No Redemption

 Global Bond Fund       1 year    3 years   5 years   10 years
 Class A Shares         $60       $87       $115      $197
 Class B Shares         $20       $63       $108      $215(2)
 Class C Shares         $20       $63       $108      $233

 (1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC or other CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus.

 (2) At the end of approximately eight years after purchase, Class B Shares of the Fund will be automatically converted into Class A Shares of the Fund. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. The ten year expense numbers for Class B Shares reflect the expenses of Class B Shares for years one through eight and the expenses of Class A Shares for years nine and ten. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature in the Prospectus.

                                GLOBAL BOND FUND
                               GLOBAL EQUITY FUND
                           (formerly Global Assets Fund)
                               EMERGING MARKETS FUND

                                Institutional Class

                         SUPPLEMENT DATED DECEMBER 10, 1998
              TO PROSPECTUS DATED FEBRUARY 4, 1998, AS SUPPLEMENTED

    The following replaces information under Summary of Expenses for the Institutional Class of the Global Bond Fund:

 Annual Operating Expenses
 (as a percentage of average daily net assets)
 _____________________________________________

 Management Fees(1)          0.46%
 (after voluntary waivers)

 12b-1 Plan Expenses         None

 Other Operating Expenses(1) 0.54%
                             ----
 Total Operating Expenses(1) 1.00%
 (after voluntary waivers)   ====

 (1) Beginning December 1, 1998, Delaware International has elected to voluntarily waive that portion, if any, of the annual management fees payable by Global Bond Fund and to pay the Fund's expenses to the extent necessary to ensure that the Fund's total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annualized basis, 1.00% of average daily net assets through May 31, 1999. From the commencement of operations through November 30, 1998, Delaware International's voluntary commitments of waiver and payment were different from those currently in effect for the Fund. The expense information in the Prospectus previously appearing in the Summary of Expenses table for the Fund has been restated to reflect the current fees and expenses. If the voluntary expense waivers and payments by Delaware International were not in effect, the Total Operating Expenses, as a percentage of average daily net assets, would be 1.29%, which would include Management Fees of 0.75%.

    Delaware International's voluntary waivers and payments of expenses to limit total operating expenses of Global Equity Fund (formerly Global Assets Fund) to 1.55% of average daily net assets and to limit total operating expenses of Emerging Markets Fund to 1.70% of average daily net assets (in each case exclusive of taxes, interest, brokerage commissions and extraordinary expenses) have been extended through May 31, 1999.

    The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. Global Bond Fund Institutional Class charges no redemption fees. The following example assumes the voluntary waiver of the management fee and/or payment of expenses by the Delaware International.

 Global Bond Fund
 Institutional Class         1 year    3 years   5 years   10 years
                             $10       $32       $55       $122